PROPERTY, EQUIPMENT AND IMPROVEMENTS (10K) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property, equipment and improvements	$ 3,886,000	$ 2,933,000
Less: accumulated depreciation and amortization	(1,514,000)	(1,174,000)
Property, equipment and improvements, net	2,372,000	1,759,000	$ 2,205,000
Depreciation and amortization	878,000	869,000
Impairment to property, equipment and improvements	0	0
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and improvements	1,799,000	1,226,000
Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and improvements	1,477,000	1,174,000
Capitalized costs	0	181,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and improvements	$ 610,000	$ 533,000